Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

March 31, 2021

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 85.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,157,158	$13,377,502
Janus Henderson Asia Equity Fund - Class N Shares	584,056	8,416,163
Janus Henderson Contrarian Fund - Class N Shares	506,954	14,450,306
Janus Henderson Emerging Markets Fund - Class N Shares	2,002,525	24,533,684
Janus Henderson Enterprise Fund - Class N Shares	96,575	16,081,997
Janus Henderson European Focus Fund - Class N Shares	129,158	5,231,629
Janus Henderson Forty Fund - Class N Shares	258,043	13,383,843
Janus Henderson Global Real Estate Fund - Class N Shares	519,493	7,101,589
Janus Henderson Global Research Fund - Class N Shares	102,820	10,330,331
Janus Henderson Global Select Fund - Class N Shares	562,103	10,411,549
Janus Henderson International Managed Volatility Fund - Class N Shares	1,094,946	9,646,177
Janus Henderson International Value Fund - Class N Shares	978,892	10,562,390
Janus Henderson Large Cap Value Fund - Class N Shares	1,064,914	16,314,728
Janus Henderson Mid Cap Value Fund - Class N Shares	773,816	13,233,116
Janus Henderson Overseas Fund - Class N Shares	324,407	13,378,496
Janus Henderson Small Cap Value Fund - Class N Shares	460,559	11,266,279
Janus Henderson Triton Fund - Class N Shares	325,079	12,773,767
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,107,312	13,210,487
		223,704,033
Fixed Income Funds – 14.8%
Janus Henderson Flexible Bond Fund - Class N Shares	369,716	4,060,885
Janus Henderson Global Bond Fund - Class N Shares	2,378,888	23,764,382
Janus Henderson Multi-Sector Income Fund - Class N Shares	1,083,607	10,915,748
		38,741,015
Total Investments (total cost $204,679,670) – 100.0%		262,445,048
Cash, Receivables and Other Assets, net of Liabilities – 0%		14,088
Net Assets – 100%		$262,459,136

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/21
Investment Companies - 100.0%
Equity Funds - 85.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$381,920	$22,047	$-	$1,940,442	$13,377,502
Janus Henderson Asia Equity Fund - Class N Shares	10,328	69,830	-	1,699,158	8,416,163
Janus Henderson Contrarian Fund - Class N Shares	170,753	1,135,313	161,549	4,138,809	14,450,306
Janus Henderson Emerging Markets Fund - Class N Shares	203,959	159,383	-	4,899,259	24,533,684
Janus Henderson Enterprise Fund - Class N Shares	75,887	1,946,898	1,476,919	1,631,776	16,081,997
Janus Henderson European Focus Fund - Class N Shares	7,823	17,180	-	439,359	5,231,629
Janus Henderson Forty Fund - Class N Shares	26,013	1,854,009	1,185,948	654,906	13,383,843
Janus Henderson Global Real Estate Fund - Class N Shares	80,309	(13,209)	-	959,425	7,101,589
Janus Henderson Global Research Fund - Class N Shares	54,009	524,811	345,768	1,079,678	10,330,331
Janus Henderson Global Select Fund - Class N Shares	180,115	209,657	354,958	2,355,387	10,411,549
Janus Henderson International Managed Volatility Fund - Class N Shares	-	140,522	105,848	(17,908)	9,646,177
Janus Henderson International Value Fund - Class N Shares	181,597	(217,721)	-	2,364,260	10,562,390
Janus Henderson Large Cap Value Fund - Class N Shares	362,330	(271,841)	499,405	4,056,057	16,314,728
Janus Henderson Mid Cap Value Fund - Class N Shares	183,516	(161,902)	-	3,769,400	13,233,116
Janus Henderson Overseas Fund - Class N Shares	77,425	1,234,709	-	1,631,478	13,378,496
Janus Henderson Small Cap Value Fund - Class N Shares	150,055	(331,944)	-	4,041,880	11,266,279
Janus Henderson Triton Fund - Class N Shares	36,151	3,615,496	773,582	1,182,987	12,773,767
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	681,981	521,271	1,008,435	235,283	13,210,487
Total Equity Funds	$2,864,171	$10,454,509	$5,912,412	$37,061,636	$223,704,033
Fixed Income Funds - 14.8%
Janus Henderson Flexible Bond Fund - Class N Shares	93,130	215,207	-	(243,640)	4,060,885
Janus Henderson Global Bond Fund - Class N Shares	588,111	641,863	206,221	(724,413)	23,764,382
Janus Henderson Multi-Sector Income Fund - Class N Shares	283,868	115,009	-	336,471	10,915,748
Total Fixed Income Funds	$965,109	$972,079	$206,221	$(631,582)	$38,741,015
Total Affiliated Investments - 100.0%	$3,829,280	$11,426,588	$6,118,633	$36,430,054	$262,445,048

(1) For securities that were affiliated for a portion of the period ended March 31, 2021, this column reflects amounts for the entire period ended March 31, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 100.0%
Equity Funds - 85.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	11,515,026	978,744	(1,078,757)	13,377,502
Janus Henderson Asia Equity Fund - Class N Shares	5,275,119	1,952,521	(580,465)	8,416,163
Janus Henderson Contrarian Fund - Class N Shares	12,712,589	2,696,034	(6,232,439)	14,450,306
Janus Henderson Emerging Markets Fund - Class N Shares	15,107,730	6,422,742	(2,055,430)	24,533,684
Janus Henderson Enterprise Fund - Class N Shares	14,427,562	3,714,028	(5,638,267)	16,081,997
Janus Henderson European Focus Fund - Class N Shares	808,194	4,155,725	(188,829)	5,231,629
Janus Henderson Forty Fund - Class N Shares	13,419,552	2,596,239	(5,140,863)	13,383,843
Janus Henderson Global Real Estate Fund - Class N Shares	5,173,160	1,491,593	(509,380)	7,101,589
Janus Henderson Global Research Fund - Class N Shares	3,097,205	6,831,221	(1,202,584)	10,330,331
Janus Henderson Global Select Fund - Class N Shares	8,235,803	1,253,353	(1,642,651)	10,411,549
Janus Henderson International Managed Volatility Fund - Class N Shares	4,805,177	5,552,120	(833,734)	9,646,177
Janus Henderson International Value Fund - Class N Shares	9,300,591	790,930	(1,675,670)	10,562,390
Janus Henderson Large Cap Value Fund - Class N Shares	13,393,488	1,050,062	(1,913,038)	16,314,728
Janus Henderson Mid Cap Value Fund - Class N Shares	9,954,849	3,576,542	(3,905,773)	13,233,116
Janus Henderson Overseas Fund - Class N Shares	13,332,361	5,401,707	(8,221,759)	13,378,496
Janus Henderson Small Cap Value Fund - Class N Shares	9,644,842	1,503,170	(3,591,669)	11,266,279
Janus Henderson Triton Fund - Class N Shares	12,701,026	4,365,203	(9,090,945)	12,773,767
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	14,003,260	1,854,030	(3,403,357)	13,210,487
Fixed Income Funds - 14.8%
Janus Henderson Flexible Bond Fund - Class N Shares	6,774,708	145,840	(2,831,230)	4,060,885
Janus Henderson Global Bond Fund - Class N Shares	30,813,880	2,275,014	(9,241,962)	23,764,382
Janus Henderson Multi-Sector Income Fund - Class N Shares	8,178,875	5,129,496	(2,844,103)	10,915,748

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$223,704,033	$-	$-
Fixed Income Funds	38,741,015	-	-
Total Assets	$262,445,048	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70269 05-21